3. JOINT VENTURE: Long-term Purchase Commitment (Tables)	9 Months Ended
Sep. 30, 2012
Tables/Schedules
Long-term Purchase Commitment

Estimated 2012 Start-up Costs for GNP	$5,000,000
Estimated Capital Expenditures for of NyacAU affiliate(1)	3,000,000
Estimated Loan to Purchase or Lease Equipment from Goldrich(1)	900,000
Loan from NyacAU to Joint Venture with Interest at 0.25%	8,900,000
Loan from NyacAU to GRMC with Interest at greater of prime plus 2% or 10%	950,000
Loan to GNP to Purchase 2% Royalty Interest	250,000
To Be Paid Back to NyacAU From Production	10,100,000
Equity Financing - Purchase of Goldrich Common Stock (Received during the nine- month period ended September 30, 2012)	350,000
Total	$10,450,000